THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL
FRANCHISE FUND
JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.7%

	Shares	Value
CHINA — 4.5%
Alibaba Group Holding ADR *	27,824	$5,430,966
NetEase ADR	46,360	4,738,456

		10,169,422

GERMANY — 3.3%
Beiersdorf	62,640	7,439,015

NETHERLANDS — 6.7%
ASML Holding	20,027	15,175,028

SOUTH KOREA — 1.6%
Samsung Electronics GDR	2,141	3,653,355

SWITZERLAND — 7.5%
Nestle	70,753	8,962,203
Roche Holding	21,243	8,211,944

		17,174,147

UNITED KINGDOM — 4.2%
St. James’s Place	249,008	5,494,351
Unilever	71,628	4,133,917

		9,628,268

UNITED STATES — 62.9%

Communication Services — 4.6%
Electronic Arts	46,212	6,652,679
Fox	108,000	3,851,280

		10,503,959

Consumer Discretionary — 4.0%
Booking Holdings *(a)	4,206	9,161,762

Consumer Staples — 7.1%
Estee Lauder, Cl A	25,598	8,545,380
Philip Morris International (a)	75,495	7,556,295

		16,101,675

Financials — 12.9%
Charles Schwab	57,149	3,883,275
FactSet Research Systems	12,369	4,419,196
Moody’s	37,098	13,948,848

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL
FRANCHISE FUND
JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Financials (continued)
S&P Global	16,615	$7,123,183

		29,374,502

Health Care — 8.3%
Becton Dickinson	26,122	6,680,701
ICON *	20,951	5,096,750
Johnson & Johnson	41,089	7,075,526

		18,852,977

Information Technology — 26.0%
Autodesk *	13,956	4,481,690
Check Point Software Technologies *	38,677	4,915,847
Intuit	19,826	10,507,185
Microsoft	42,481	12,103,262
VeriSign *	41,925	9,071,312
Visa, Cl A (a)	74,214	18,285,588

		59,364,884

		143,359,759

Total Common Stock (Cost $158,395,960)		206,598,994

Total Investments— 90.7% (Cost $158,395,960)		$206,598,994

Percentages are based on Net Assets of $227,835,769.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of July 31, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL
FRANCHISE FUND
JULY 31, 2021 (Unaudited)

INV-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%

	Shares	Value
BRAZIL — 2.6%
Porto Seguro	6,894	$68,657
Vale ADR, Cl B	130,746	2,748,281

		2,816,938

CHINA — 25.1%
Alibaba Group Holding *	146,436	3,561,407
China Construction Bank, Cl H	2,329,000	1,624,354
China Longyuan Power Group, Cl H	1,038,000	1,939,438
China Resources Gas Group	116,000	714,999
China Resources Land	260,000	869,879
Contemporary Amperex Technology, Cl A	12,400	1,057,101
Haier Smart Home, Cl H	317,000	1,085,058
Li Ning	62,500	658,682
Meituan, Cl B *	31,400	868,720
Ping An Bank, Cl A	445,859	1,221,636
Ping An Insurance Group of China, Cl H	199,000	1,745,142
Tencent Music Entertainment Group ADR *	192,795	8,656,235
Trip.com Group ADR *	42,810	1,144,465
Xinyi Solar Holdings	438,000	879,246
Yum China Holdings	24,241	1,492,378

		27,518,740

HONG KONG — 7.7%
AIA Group	170,600	2,043,810
CITIC	779,000	842,032
ENN Energy Holdings	51,300	1,072,711
Hong Kong Exchanges & Clearing	19,200	1,225,448
Shenzhou International Group Holdings	27,400	605,034
Techtronic Industries	56,000	1,000,927
WH Group	925,000	766,548
Zijin Mining Group, Cl H	594,000	842,325

		8,398,835

HUNGARY — 0.5%
Richter Gedeon Nyrt	18,970	522,005

INDIA — 12.0%
Aurobindo Pharma	87,008	1,071,713
Bharat Electronics	420,222	1,042,720

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Gland Pharma *	23,916	$1,263,195
HDFC Bank	58,470	1,120,803
HEG	2,533	77,132
Hero MotoCorp	23,273	864,211
Infosys ADR	119,614	2,645,862
ITC	270,665	745,452
LIC Housing Finance	115,522	637,183
Muthoot Finance	59,559	1,244,364
Tech Mahindra	81,821	1,329,928
Wipro	133,128	1,050,408

		13,092,971

MEXICO — 3.0%
Grupo Mexico	260,387	1,195,502
Ternium ADR (a)	21,031	1,022,948
Wal-Mart de Mexico	324,360	1,071,101

		3,289,551

RUSSIA — 5.1%
LUKOIL PJSC ADR	17,859	1,530,516
MMC Norilsk Nickel PJSC ADR	8,742	302,124
Moscow Exchange MICEX-RTS PJSC	394,260	933,151
Polymetal International (a)	55,436	1,204,695
Sberbank of Russia PJSC ADR	96,033	1,598,949

		5,569,435

SOUTH AFRICA — 5.8%
Anglo American (a)	54,886	3,290,560
Bidcorp	50,189	1,103,326
FirstRand	150,581	559,555
Naspers, Cl N	4,803	926,536
Netcare	466,056	485,530

		6,365,507

SOUTH KOREA — 17.2%
E-MART	4,538	664,771
Fila Holdings	21,519	976,563
Hana Financial Group	34,867	1,317,080
Hankook Tire & Technology	11,935	501,680
Kakao	10,783	1,378,049
Kia	15,723	1,142,745

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA (continued)
Korea Zinc	1,951	$927,796
LG	11,073	906,826
LG Chemical	1,394	1,020,429
POSCO	5,590	1,781,121
Samsung Electronics	110,732	7,557,020
Samsung Life Insurance	10,939	717,062

		18,891,142

TAIWAN — 17.2%
Accton Technology	82,000	955,909
AU Optronics	1,783,000	1,316,608
Delta Electronics	142,000	1,457,322
Fubon Financial Holding	482,000	1,292,687
Hon Hai Precision Industry	389,000	1,530,127
MediaTek	66,000	2,147,685
Taiwan Semiconductor Manufacturing	422,000	8,752,369
Yageo	69,000	1,381,727

		18,834,434

TURKEY — 1.3%
Haci Omer Sabanci Holding	896,695	1,009,341
Migros Ticaret *	41,282	167,147
TAV Havalimanlari Holding	81,998	219,648

		1,396,136

Total Common Stock (Cost $97,592,432)		106,695,694

Total Investments— 97.5% (Cost $97,592,432)		$106,695,694

Percentages are based on Net Assets of $109,426,509.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JULY 31, 2021 (Unaudited)

As of July 31, 2021, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus or Statement of Additional Information.

INV-QH-001-0800